UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9479

Name of Fund: The S&P 500 Protected Equity Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, The S&P 500
      Protected Equity Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/03

Date of reporting period: 10/01/02 - 3/31/03

Item 1 - Attach shareholder report

[LOGO] Merrill Lynch Investment Managers

Semi-Annual Report
March 31, 2003

The S&P 500(R)
Protected Equity
Fund, Inc.

www.mlim.ml.com

                   The S&P 500(R) Protected Equity Fund, Inc.

Officers and
Directors

Terry K. Glenn, President and Director
Donald W. Burton, Director
M. Colyer Crum, Director
Laurie Simon Hodrick, Director
Fred G. Weiss, Director
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

--------------------------------------------------------------------------------
J. Thomas Touchton, Director of The S&P 500(R) Protected Equity Fund, Inc., has recently retired. The Fund's Board of Directors wishes Mr. Touchton well in his retirement.
--------------------------------------------------------------------------------

Custodian

J.P. Morgan Chase and Co.
4 Chase MetroTech Center, 18th Floor
Brooklyn, NY 11245

Transfer Agent

EquiServe Trust Company, I.A.
P.O. Box 43011
Providence, RI 02940-3011
800-426-5523

NASDAQ Symbol

PEFX

                      The S&P 500(R) Protected Equity Fund, Inc., March 31, 2003

DEAR SHAREHOLDER

Performance Results

For the six months ended March 31, 2003, the total investment return on The S&P 500(R) Protected Equity Fund, Inc.'s Common Stock was +2.04%, based on a change in per share net asset value from $9.31 to $9.50. This compares to the +5.02% return for its benchmark, the unmanaged Standard & Poor's (S&P) 500 Index for the same six-month period. The Fund met its objective of protecting invested principal regardless of the direction of the market. The Fund utilizes options to achieve this downside protection. Since the Fund's inception (November 3, 1999) through March 31, 2003, the S&P 500 Index has returned -36.01%, while the Fund's invested principal has not suffered the same decline as the Fund had a total return of -5.00%.

For a description of the Fund's total investment return based on a change in the per share market value (as measured by the trading price of the Fund's shares on the NASDAQ), and assuming reinvestment of dividends, please refer to the Financial Highlights section of the Financial Statements included in this report. As a closed-end fund, the Fund's shares may trade in the secondary market at a premium or discount to the Fund's net asset value. As a result, total investment returns based on changes in the Fund's market value can vary significantly from total investment return based on changes in the Fund's net asset value.

After a positive fourth quarter in 2002 with the S&P 500 Index returning +8.44%, the first quarter of 2003 brought negative returns and extreme volatility. October and November 2002 were significant positive months, returning +8.80% and +5.89%, respectively, but December gave way to negative returns, returning -5.87%. The U.S. markets continued to lose ground in January and February 2003, returning -2.62% and -1.50%, respectively, then spiked on news of the start of the war with Iraq. The downtrend returned after investors realized that the conflict might last longer than anticipated, potentially curbing business spending. However, despite volatile negative returns, the S&P 500 Index still posted a positive return for the six months ended March 31, 2003.

Economic Environment

For the six-month period ended March 31, 2003, growth outperformed value with the unmanaged S&P 500/ Barra Growth Index returning +6.22% compared to the unmanaged S&P 500/ Barra Value Index with a return of +3.85%. This trend was consistent across the broader market, with the unmanaged Russell 1000 Value Index returning +3.90% compared to a return of +6.01% for the unmanaged Russell 1000 Growth Index.

At the November 6, 2002 Federal Open Market Committee meeting, it was decided to lower the target rate by an unexpected 50 basis points (.50%) to 1.25%. Economic data indicated that greater uncertainty, in part attributable to heightened geopolitical risks, was inhibiting spending, production and employment. The Federal Reserve Board's belief was that the additional monetary easing would help the economy work its way through the current soft spot. This view was maintained by the Federal Reserve Board at its meeting on December 10, 2002. Thus far in 2003, despite unstable markets, the Federal Reserve Board has left interest rates unchanged. Although oil price premiums and geopolitical risks have reportedly fostered further restraint on spending and hiring by businesses, the Federal Reserve Board remains cautious yet optimistic. The Federal Reserve Board believes that as those risks lift, the accommodative stance of monetary policy, coupled with ongoing growth in productivity, will provide support to an improving economic climate over time.

Investor confidence remained shaken as threats of terrorism, nuclear tensions in North Korea and unexpectedly high unemployment persisted. The war in Iraq has left investors with inconsistent views about the market, and trading will continue to react to news from the front lines. Concerns remain that there may be terrorist repercussions in the United States for its military actions against Iraq. Stock correlation is at the highest levels in more than ten years, as individual shares tend to move in sync with the broader market in periods of pronounced weakness or uncertainty.

Market Outlook

Although the market exhibited a rally in March, volatility and uncertainty outweighed the return to stability and upward trend that some predicted we would experience as we moved into the first months of 2003. Multiple geopolitical factors will play a significant impact on which direction the economy could turn. Therefore, we expect the market to continue to be choppy and rotational. However, as the Federal Reserve Board maintains its prospects for continued productivity growth and works to strive for price stability and sustainable economic growth in the global economy, the outlook for the markets appears favorable. During this uncertain period, market stability at current levels hinges on investors' willingness to give the economy and corporate earnings the benefit of the doubt. With that in mind, we believe that the Fund is positioned to achieve its investment objectives.

In Conclusion

We appreciate your investment in The S&P 500(R) Protected Equity Fund, Inc., and we look forward to assisting you in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Richard J. Vella

Richard J. Vella
Senior Portfolio Manager

April 22, 2003


                                     2 & 3

                      The S&P 500(R) Protected Equity Fund, Inc., March 31, 2003

SCHEDULE OF INVESTMENTS                                        (in U.S. dollars)

                             Shares                                                                            Percent of
Industry*                     Held                      Common Stocks                                  Value   Net Assets
=========================================================================================================================
Aerospace & Defense           2,323   The B.F. Goodrich Company                                     $   32,661    0.0%
                             19,202   The Boeing Company                                               481,202    0.2
                              4,385   General Dynamics Corporation                                     241,482    0.1
                             17,813   Honeywell International Inc.                                     380,486    0.1
                              9,489   Lockheed Martin Corporation                                      451,202    0.1
                              2,772   Northrop Grumman Corporation                                     237,837    0.1
                              8,454   Raytheon Company                                                 239,840    0.1
                              4,033   Rockwell Collins                                                  74,086    0.0
                             10,349   United Technologies Corporation                                  597,965    0.2
                                                                                                    ----------  -----
                                                                                                     2,736,761    0.9
-------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics       6,758   FedEx Corp.                                                      372,163    0.1
                              1,293   Ryder System, Inc.                                                26,519    0.0
                                                                                                    ----------  -----
                                                                                                       398,682    0.1
-------------------------------------------------------------------------------------------------------------------------
Airlines                      2,698   Delta Air Lines, Inc.                                             24,012    0.0
                             16,751   Southwest Airlines Co.                                           240,544    0.1
                                                                                                    ----------  -----
                                                                                                       264,556    0.1
-------------------------------------------------------------------------------------------------------------------------
Auto Components               1,593   Cooper Tire & Rubber Company                                      19,435    0.0
                              3,325   Dana Corporation                                                  23,475    0.0
                             12,369   Delphi Automotive Systems Corporation                             84,480    0.0
                              3,497   The Goodyear Tire & Rubber Company                                18,079    0.0
                              1,865   Johnson Controls, Inc.                                           135,100    0.1
                              2,906   Visteon Corporation                                               17,262    0.0
                                                                                                    ----------  -----
                                                                                                       297,831    0.1
-------------------------------------------------------------------------------------------------------------------------
Automobiles                  40,270   Ford Motor Company                                               302,830    0.1
                             12,119   General Motors Corporation                                       407,441    0.1
                              6,696   Harley-Davidson, Inc.                                            265,898    0.1
                                                                                                    ----------  -----
                                                                                                       976,169    0.3
-------------------------------------------------------------------------------------------------------------------------
Banks                         8,152   AmSouth Bancorporation                                           162,062    0.1
                              9,644   BB&T Corporation                                                 303,111    0.1
                             34,081   Bank of America Corporation                                    2,277,974    0.8
                             16,190   The Bank of New York Company, Inc.                               331,895    0.1
                             25,650   Bank One Corporation                                             888,003    0.3
                              5,058   Charter One Financial, Inc.                                      139,904    0.1
                              3,941   Comerica Incorporated                                            149,285    0.1
                             12,590   Fifth Third Bancorp                                              631,263    0.2
                             23,839   FleetBoston Financial Corporation                                569,275    0.2
                              3,513   Golden West Financial Corporation                                252,690    0.1
                              5,540   Huntington Bancshares Incorporated                               102,989    0.0
                              9,409   KeyCorp                                                          212,267    0.1
                              9,804   Mellon Financial Corporation                                     208,432    0.1
                             13,223   National City Corporation                                        368,261    0.1
                              4,900   Northern Trust Corporation                                       149,205    0.0
                              6,361   PNC Bank Corp.                                                   269,578    0.1
                              5,007   Regions Financial Corporation                                    162,227    0.0
                              7,510   SouthTrust Corporation                                           191,730    0.0
                              6,427   SunTrust Banks, Inc.                                             338,382    0.1
                              6,309   Synovus Financial Corp.                                          112,868    0.0
                             39,143   U.S. Bancorp                                                     742,934    0.3
                              4,527   Union Planters Corporation                                       119,015    0.0
                             30,955   Wachovia Corporation                                           1,054,637    0.4
                             20,579   Washington Mutual, Inc.                                          725,821    0.2
                             37,766   Wells Fargo & Company                                          1,699,092    0.6
                              2,070   Zions Bancorporation                                              88,555    0.0
                                                                                                    ----------  -----
                                                                                                    12,251,455    4.1
-------------------------------------------------------------------------------------------------------------------------
Beverages                       848   Adolph Coors Company (Class B)                                    41,128    0.0
                             19,756   Anheuser-Busch Companies, Inc.                                   920,827    0.3
                              1,477   Brown-Forman Corporation (Class B)                               113,581    0.0
                             54,748   The Coca-Cola Company                                          2,216,199    0.8
                              9,782   Coca-Cola Enterprises Inc.                                       182,826    0.1
                              6,200   The Pepsi Bottling Group, Inc.                                   111,166    0.0
                             37,303   PepsiCo, Inc.                                                  1,492,120    0.5
                                                                                                    ----------  -----
                                                                                                     5,077,847    1.7
-------------------------------------------------------------------------------------------------------------------------
Biotechnology                28,255  +Amgen Inc.                                                     1,626,075    0.5
                              3,292  +Biogen, Inc.                                                      98,628    0.0
                              4,232  +Chiron Corporation                                               158,700    0.1
                              4,200  +Genzyme Corporation                                              153,090    0.1
                              4,680  +MedImmune, Inc.                                                  153,644    0.1
                                                                                                    ----------  -----
                                                                                                     2,190,137    0.8
-------------------------------------------------------------------------------------------------------------------------
Building Products            10,122   Masco Corporation                                                188,472    0.1
-------------------------------------------------------------------------------------------------------------------------
Chemicals                     5,067   Air Products and Chemicals, Inc.                                 209,926    0.1
                             19,767   The Dow Chemical Company                                         545,767    0.2
                             22,953   E.I. du Pont de Nemours and Company                              891,954    0.3
                              1,700   Eastman Chemical Company                                          49,283    0.0
                              2,780   Ecolab Inc.                                                      137,137    0.1
                              2,878   Engelhard Corporation                                             61,647    0.0
                              1,166   Great Lakes Chemical Corporation                                  25,885    0.0
                              2,341  +Hercules Incorporated                                             20,367    0.0
                              2,131   International Flavors & Fragrances Inc.                           66,253    0.0
                              4,884   Monsanto Company                                                  80,098    0.0
                              3,729   PPG Industries, Inc.                                             168,103    0.1
                              3,468   Praxair, Inc.                                                    195,422    0.1
                              4,913   Rohm and Haas Company                                            146,309    0.0
                              1,700   Sigma-Aldrich Corporation                                         75,633    0.0
                                                                                                    ----------  -----
                                                                                                     2,673,784    0.9
-------------------------------------------------------------------------------------------------------------------------


                                     4 & 5

                      The S&P 500(R) Protected Equity Fund, Inc., March 31, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                             Shares                                                                            Percent of
Industry*                     Held                      Common Stocks                                   Value  Net Assets
=========================================================================================================================
Commercial Services &         4,394  +Allied Waste Industries, Inc.                                 $   35,108    0.0%
Supplies                     12,940   Automatic Data Processing, Inc.                                  398,423    0.1
                              2,491   Avery Dennison Corporation                                       146,147    0.1
                             21,220  +Cendant Corporation                                              269,494    0.1
                              3,760   Cintas Corporation                                               123,704    0.0
                             10,580  +Concord EFS, Inc.                                                 99,452    0.0
                              3,785  +Convergys Corporation                                             49,962    0.0
                              1,581   Deluxe Corporation                                                63,446    0.0
                              3,140   Equifax Inc.                                                      62,769    0.0
                             17,246   First Data Corporation                                           638,274    0.2
                              4,132  +Fiserv, Inc.                                                     130,075    0.1
                              3,996   H&R Block, Inc.                                                  170,589    0.1
                              8,225   Paychex, Inc.                                                    225,941    0.1
                              5,432   Pitney Bowes Inc.                                                173,389    0.1
                              2,584   R.R. Donnelley & Sons Company                                     47,339    0.0
                              3,860  +Robert Half International Inc.                                    51,377    0.0
                              2,867  +Sabre Holdings Corporation                                        45,614    0.0
                             13,735   Waste Management, Inc.                                           290,907    0.1
                                                                                                    ----------  -----
                                                                                                     3,022,010    1.0
-------------------------------------------------------------------------------------------------------------------------
Communications               17,180  +ADC Telecommunications, Inc.                                      35,391    0.0
Equipment                     1,789  +Andrew Corporation                                                 9,840    0.0
                              6,214  +Avaya Inc.                                                        12,677    0.0
                              7,215  +CIENA Corporation                                                 31,530    0.0
                            157,794  +Cisco Systems, Inc. (a)                                        2,035,543    0.7
                              4,066  +Comverse Technology, Inc.                                         45,986    0.0
                             20,473  +Corning Incorporated                                             119,562    0.1
                             28,971  +JDS Uniphase Corporation                                          82,567    0.0
                             74,964  +Lucent Technologies Inc.                                         110,196    0.0
                             48,265   Motorola, Inc.                                                   398,669    0.2
                             16,652   QUALCOMM Incorporated                                            600,471    0.2
                              3,556   Scientific-Atlanta, Inc.                                          48,859    0.0
                              9,058  +Tellabs, Inc.                                                     52,446    0.0
                                                                                                    ----------  -----
                                                                                                     3,583,737    1.2
-------------------------------------------------------------------------------------------------------------------------
Computers &                   7,648  +Apple Computer, Inc.                                             108,143    0.0
Peripherals                  57,249  +Dell Computer Corporation                                      1,563,470    0.5
                             48,574  +EMC Corporation                                                  351,190    0.1
                              7,112  +Gateway Inc.                                                      16,784    0.0
                             66,225   Hewlett-Packard Company                                        1,029,799    0.4
                             37,741   International Business Machines Corporation                    2,960,027    1.0
                              2,865  +Lexmark International Group, Inc. (Class A)                      191,811    0.1
                              2,120  +NCR Corporation                                                   38,881    0.0
                              7,091  +Network Appliance, Inc.                                           79,348    0.0
                             71,684  +Sun Microsystems, Inc.                                           233,690    0.1
                                                                                                    ----------  -----
                                                                                                     6,573,143    2.2
-------------------------------------------------------------------------------------------------------------------------
Construction &                1,745   Fluor Corporation                                                 58,772    0.0
Engineering                   1,367  +McDermott International, Inc.                                      3,964    0.0
                                                                                                    ----------  -----
                                                                                                        62,736    0.0
-------------------------------------------------------------------------------------------------------------------------
Construction                  2,203   Vulcan Materials Company                                          66,597    0.0
Materials
-------------------------------------------------------------------------------------------------------------------------
Containers &                  1,200   Ball Corporation                                                  66,840    0.0
Packaging                     1,204   Bemis Company, Inc.                                               50,640    0.0
                              3,491  +Pactiv Corporation                                                70,867    0.0
                              1,825  +Sealed Air Corporation                                            73,237    0.1
                              1,087   Temple-Inland, Inc.                                               40,654    0.0
                                                                                                    ----------  -----
                                                                                                       302,238    0.1
-------------------------------------------------------------------------------------------------------------------------
Distributors                  3,807   Genuine Parts Company                                            116,152    0.0
-------------------------------------------------------------------------------------------------------------------------
Diversified Financials       29,122   American Express Company                                         967,724    0.3
                              3,010   The Bear Stearns Companies Inc.                                  197,456    0.1
                              4,587   Capital One Financial Corporation                                137,656    0.1
                             44,272   The Charles Schwab Corporation                                   319,644    0.1
                            107,781   Citigroup Inc.                                                 3,713,055    1.2
                              2,600   Countrywide Credit Industries, Inc.                              149,500    0.1
                             22,017   Fannie Mae                                                     1,438,811    0.4
                              5,809   Franklin Resources, Inc.                                         191,174    0.1
                             15,244   Freddie Mac                                                      809,456    0.3
                              1,809   Household International, Inc.                                     49,475    0.0
                             43,695   J.P. Morgan Chase & Co.                                        1,036,008    0.3
                              4,888   Janus Capital Group Inc.                                          55,674    0.0
                              7,888   Lehman Brothers Holdings, Inc.                                   455,532    0.2
                             28,122   MBNA Corporation                                                 423,236    0.1
                              3,467   Moody's Corporation                                              160,279    0.1
                             35,637   Morgan Stanley                                                 1,366,679    0.5
                              6,328  +Providian Financial Corporation                                   41,512    0.0
                              3,625   SLM Corporation                                                  402,085    0.1
                              7,222   State Street Corporation                                         228,432    0.1
                              2,695   T. Rowe Price Group Inc.                                          73,086    0.0
                                                                                                    ----------  -----
                                                                                                    12,216,474    4.1
-------------------------------------------------------------------------------------------------------------------------
Diversified                   6,908   ALLTEL Corporation                                               309,202    0.1
Telecommunication            15,188   AT&T Corp.                                                       246,046    0.1
Services                     41,251   BellSouth Corporation                                            893,909    0.3
                              3,111   CenturyTel, Inc.                                                  85,864    0.0
                              6,280  +Citizens Communications Company                                   62,674    0.0
                             36,593  +Qwest Communications International Inc.                          127,710    0.1
                             74,131   SBC Communications Inc.                                        1,487,068    0.5
                             19,539   Sprint Corporation                                               229,583    0.1
                             59,531   Verizon Communications                                         2,104,421    0.7
                                                                                                    ----------  -----
                                                                                                     5,546,477    1.9
-------------------------------------------------------------------------------------------------------------------------


                                     6 & 7

                      The S&P 500(R) Protected Equity Fund, Inc., March 31, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                             Shares                                                                            Percent of
Industry*                     Held                      Common Stocks                                   Value  Net Assets
=========================================================================================================================
Electric Utilities            2,730   Allegheny Energy, Inc.                                        $   16,953    0.0%
                              3,058   Ameren Corporation                                               119,415    0.0
                              7,088   American Electric Power Company, Inc.                            161,961    0.1
                              2,872   CMS Energy Corporation                                            12,666    0.0
                              6,564   CenterPoint Energy, Inc.                                          46,276    0.0
                              3,557   Cinergy Corp.                                                    119,693    0.0
                              4,665   Consolidated Edison, Inc.                                        179,463    0.1
                              3,607   Constellation Energy Group                                       100,022    0.0
                              3,628   DTE Energy Company                                               140,222    0.1
                              5,754   Dominion Resources, Inc.                                         318,599    0.1
                              7,175  +Edison International                                              98,226    0.0
                              4,858   Entergy Corporation                                              233,913    0.1
                              7,036   Exelon Corporation                                               354,685    0.1
                              3,908   FPL Group, Inc.                                                  230,298    0.1
                              6,754   FirstEnergy Corp.                                                212,751    0.1
                              8,537  +PG&E Corporation                                                 114,823    0.0
                              3,201   PPL Corporation                                                  113,988    0.0
                              1,851   Pinnacle West Capital Corporation                                 61,527    0.0
                              4,822   Progress Energy, Inc.                                            188,781    0.1
                              4,578   Public Service Enterprise Group Incorporated                     167,966    0.1
                             15,078   The Southern Company                                             428,818    0.2
                              2,945   TECO Energy, Inc.                                                 31,305    0.0
                              5,704   TXU Corp.                                                        101,816    0.0
                              7,561   Xcel Energy, Inc.                                                 96,856    0.0
                                                                                                    ----------  -----
                                                                                                     3,651,023    1.2
-------------------------------------------------------------------------------------------------------------------------
Electrical Equipment          4,300  +American Power Conversion Corporation                             61,232    0.0
                              2,075   Cooper Industries, Ltd. (Class A)                                 74,098    0.0
                              9,438   Emerson Electric Co.                                             428,013    0.2
                              1,740  +Power-One, Inc.                                                    7,656    0.0
                              4,033   Rockwell International Corporation                                83,483    0.0
                              1,310  +Thomas & Betts Corporation                                        18,576    0.0
                                                                                                    ----------  -----
                                                                                                       673,058    0.2
-------------------------------------------------------------------------------------------------------------------------
Electronic                   10,110  +Agilent Technologies, Inc.                                       132,947    0.1
Equipment &                   4,160  +Jabil Circuit, Inc.                                               72,800    0.0
Instruments                   4,301   Molex Incorporated                                                92,385    0.1
                              2,222   PerkinElmer, Inc.                                                 19,754    0.0
                             12,437  +Sanmina--SCI Corporation                                          50,245    0.0
                             14,378  +Solectron Corporation                                             43,422    0.0
                              4,987   Symbol Technologies, Inc.                                         42,938    0.0
                              2,058  +Tektronix, Inc.                                                   35,295    0.0
                              3,977  +Thermo Electron Corporation                                       71,984    0.0
                                                                                                    ----------  -----
                                                                                                       561,770    0.2
-------------------------------------------------------------------------------------------------------------------------
Energy Equipment &            7,369   Baker Hughes Incorporated                                        220,554    0.1
Service                       9,444   Halliburton Company                                              195,774    0.1
                              3,230  +Nabors Industries, Ltd.                                          128,780    0.0
                              3,000  +Noble Corporation                                                 94,260    0.0
                              2,115   Rowan Companies, Inc.                                             41,581    0.0
                             12,616   Schlumberger Limited                                             479,534    0.2
                              7,001   Transocean Inc.                                                  143,170    0.0
                                                                                                    ----------  -----
                                                                                                     1,303,653    0.4
-------------------------------------------------------------------------------------------------------------------------
Food & Drug                   8,914   Albertson's, Inc.                                                168,029    0.1
Retailing                     8,653   CVS Corporation                                                  206,374    0.1
                             17,845  +The Kroger Co.                                                   234,662    0.1
                              2,901   SUPERVALU Inc.                                                    44,965    0.0
                             14,803   SYSCO Corporation                                                376,588    0.1
                             11,124  +Safeway Inc.                                                     210,577    0.1
                             22,404   Walgreen Co.                                                     660,470    0.2
                              3,145   Winn-Dixie Stores, Inc.                                           41,577    0.0
                                                                                                    ----------  -----
                                                                                                     1,943,242    0.7
-------------------------------------------------------------------------------------------------------------------------
Food Products                14,607   Archer-Daniels-Midland Company                                   157,756    0.0
                              8,987   Campbell Soup Company                                            188,727    0.1
                             11,885   ConAgra, Inc.                                                    238,651    0.1
                              7,974   General Mills, Inc.                                              363,216    0.1
                              7,658   H.J. Heinz Company                                               223,614    0.1
                              3,008   Hershey Foods Corporation                                        188,481    0.0
                              8,963   Kellogg Company                                                  274,716    0.1
                             17,374   Sara Lee Corporation                                             324,894    0.1
                              4,976   Wm. Wrigley Jr. Company                                          281,144    0.1
                                                                                                    ----------  -----
                                                                                                     2,241,199    0.7
-------------------------------------------------------------------------------------------------------------------------
Gas Utilities                 3,000   KeySpan Corporation                                               96,750    0.0
                              2,528   Kinder Morgan, Inc.                                              113,760    0.1
                                986   NICOR, Inc.                                                       26,938    0.0
                              4,488   NiSource Inc.                                                     81,682    0.0
                                817   Peoples Energy Corporation                                        29,223    0.0
                              4,481   Sempra Energy                                                    111,846    0.1
                                                                                                    ----------  -----
                                                                                                       460,199    0.2
-------------------------------------------------------------------------------------------------------------------------
Health Care                   4,696   Applera Corporation--Applied Biosystems Group                     74,338    0.0
Equipment &                   1,217   Bausch & Lomb Incorporated                                        40,027    0.0
Supplies                     12,984   Baxter International Inc.                                        242,022    0.1
                              5,661   Becton, Dickinson and Company                                    194,965    0.1
                              5,931   Biomet, Inc.                                                     181,785    0.1
                              8,836  +Boston Scientific Corporation                                    360,155    0.1
                              1,179   C.R. Bard, Inc.                                                   74,348    0.0
                              6,757   Guidant Corporation                                              244,603    0.1


                                     8 & 9

                      The S&P 500(R) Protected Equity Fund, Inc., March 31, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                             Shares                                                                            Percent of
Industry*                     Held                      Common Stocks                                  Value   Net Assets
=========================================================================================================================
Health Care                  26,548   Medtronic, Inc.                                               $1,197,846    0.4%
Equipment &                   1,036  +Millipore Corporation                                             33,876    0.0
Supplies                      3,698  +St. Jude Medical, Inc.                                           180,278    0.0
(concluded)                   4,340   Stryker Corporation                                              297,941    0.1
                              4,277  +Zimmer Holdings, Inc.                                            207,991    0.1
                                                                                                    ----------  -----
                                                                                                     3,330,175    1.1
-------------------------------------------------------------------------------------------------------------------------
Health Care                   3,120   Aetna Inc. (New Shares)                                          153,816    0.1
Providers &                   2,240   AmerisourceBergen Corporation                                    117,600    0.0
Services                      3,296   CIGNA Corporation                                                150,693    0.0
                              9,813   Cardinal Health, Inc.                                            559,047    0.2
                             11,831   HCA Inc.                                                         489,330    0.2
                              5,400   Health Management Associates, Inc. (Class A)                     102,600    0.0
                              3,758  +Humana Inc.                                                       36,077    0.0
                              5,519   IMS Health Incorporated                                           86,152    0.0
                              2,267  +Manor Care, Inc.                                                  43,594    0.0
                              6,274   McKesson HBOC, Inc.                                              156,411    0.1
                              2,544  +Quintiles Transnational Corp.                                     30,935    0.0
                             10,705  +Tenet Healthcare Corporation                                     178,774    0.1
                              7,020   UnitedHealth Group Incorporated                                  643,523    0.2
                              2,802  +WellPoint Health Networks Inc.                                   215,054    0.1
                                                                                                    ----------  -----
                                                                                                     2,963,606    1.0
-------------------------------------------------------------------------------------------------------------------------
Hotels,                      12,914   Carnival Corporation                                             311,357    0.1
Restaurants &                 3,940   Darden Restaurants, Inc.                                          70,329    0.0
Leisure                       2,605  +Harrah's Entertainment, Inc.                                      92,999    0.0
                              8,129   Hilton Hotels Corporation                                         94,378    0.0
                              1,600  +International Game Technology                                    131,040    0.1
                              5,299   Marriott International, Inc. (Class A)                           168,560    0.1
                             28,466   McDonald's Corporation                                           411,618    0.1
                              8,354  +Starbucks Corporation                                            215,199    0.1
                              4,315   Starwood Hotels & Resorts Worldwide, Inc.                        102,654    0.0
                              2,534   Wendy's International, Inc.                                       69,710    0.0
                              6,536  +YUM! Brands, Inc.                                                159,021    0.1
                                                                                                    ----------  -----
                                                                                                     1,826,865    0.6
-------------------------------------------------------------------------------------------------------------------------
Household Durables            1,378  +American Greetings Corporation (Class A)                          18,052    0.0
                              1,760   The Black & Decker Corporation                                    61,354    0.0
                              1,272   Centex Corporation                                                69,146    0.0
                              3,417   Fortune Brands, Inc.                                             146,487    0.1
                                947   KB HOME                                                           43,041    0.0
                              4,328   Leggett & Platt, Incorporated                                     79,116    0.0
                              1,690   Maytag Corporation                                                32,161    0.0
                              5,890   Newell Rubbermaid Inc.                                           166,982    0.2
                              1,284   Pulte Corporation                                                 64,393    0.0
                              1,272   Snap-On Incorporated                                              31,495    0.0
                              1,896   The Stanley Works                                                 45,485    0.0
                              1,326   Tupperware Corporation                                            18,325    0.0
                              1,470   Whirlpool Corporation                                             72,074    0.0
                                                                                                    ----------  -----
                                                                                                       848,111    0.3
-------------------------------------------------------------------------------------------------------------------------
Household Products            5,206   The Clorox Company                                               240,361    0.1
                             12,349   Colgate-Palmolive Company                                        672,280    0.2
                             11,714   Kimberly-Clark Corporation                                       532,517    0.1
                             28,507   The Procter & Gamble Company                                   2,538,548    0.9
                                                                                                    ----------  -----
                                                                                                     3,983,706    1.3
-------------------------------------------------------------------------------------------------------------------------
IT Consulting &               3,734  +Computer Sciences Corporation                                    121,542    0.0
Services                     10,333   Electronic Data Systems Corporation                              181,861    0.1
                              6,915  +Unisys Corporation                                                64,033    0.0
                                                                                                    ----------  -----
                                                                                                       367,436    0.1
-------------------------------------------------------------------------------------------------------------------------
Industrial                    8,715   3M Co.                                                         1,133,211    0.4
Conglomerates               218,632   General Electric Company                                       5,575,116    1.9
                              3,143   Textron, Inc.                                                     86,307    0.0
                             42,626   Tyco International Ltd.                                          548,170    0.2
                                                                                                    ----------  -----
                                                                                                     7,342,804    2.5
-------------------------------------------------------------------------------------------------------------------------
Insurance                    11,573   AFLAC Incorporated                                               370,915    0.1
                             15,945   The Allstate Corporation                                         528,896    0.2
                              2,340   Ambac Financial Group, Inc.                                      118,217    0.0
                             57,667   American International Group, Inc.                             2,851,633    1.0
                              5,694   Aon Corporation                                                  117,752    0.0
                              3,856   The Chubb Corporation                                            170,898    0.1
                              3,537   Cincinnati Financial Corporation                                 124,043    0.0
                              5,222   The Hartford Financial Services Group, Inc.                      184,284    0.1
                              3,348   Jefferson-Pilot Corporation                                      128,831    0.0
                              6,840   John Hancock Financial Services, Inc.                            190,015    0.1
                              4,134   Lincoln National Corporation                                     115,752    0.0
                              4,398   Loews Corporation                                                175,216    0.1
                              3,291   MBIA, Inc.                                                       127,164    0.0
                              2,322   MGIC Investment Corporation                                       91,185    0.0
                             12,152   Marsh & McLennan Companies, Inc.                                 518,040    0.2
                             16,502   MetLife, Inc.                                                    435,323    0.2
                              5,037   The Progressive Corporation                                      298,744    0.1
                              2,865   SAFECO Corporation                                               100,189    0.0
                              4,720   The St. Paul Companies, Inc.                                     150,096    0.1
                              2,777   Torchmark Corporation                                             99,417    0.0
                              9,824   Travelers Property Casualty Corp. (Class B)                      138,617    0.0
                              5,296   UnumProvident Corporation                                         51,901    0.0
                              2,805   XL Capital Ltd. (Class A)                                        198,538    0.1
                                                                                                    ----------  -----
                                                                                                     7,285,666    2.4
-------------------------------------------------------------------------------------------------------------------------
Internet Software &          12,478  +Yahoo! Inc.                                                      299,722    0.1
Services
-------------------------------------------------------------------------------------------------------------------------


                                    10 & 11

                      The S&P 500(R) Protected Equity Fund, Inc., March 31, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                             Shares                                                                            Percent of
Industry*                     Held                      Common Stocks                                  Value   Net Assets
=========================================================================================================================
Leisure Equipment &           1,923   Brunswick Corporation                                         $   36,537    0.0%
Products                      6,384   Eastman Kodak Company                                            188,966    0.1
                              3,773   Hasbro, Inc.                                                      52,407    0.0
                              9,429   Mattel, Inc.                                                     212,153    0.1
                                                                                                    ----------  -----
                                                                                                       490,063    0.2
-------------------------------------------------------------------------------------------------------------------------
Machinery                     7,595   Caterpillar Inc.                                                 373,674    0.1
                              1,332   Crane Co.                                                         23,203    0.0
                                964   Cummins Engine Company, Inc.                                      23,714    0.0
                              3,173   Danaher Corporation                                              208,656    0.1
                              5,179   Deere & Company                                                  203,328    0.1
                              4,477   Dover Corporation                                                108,433    0.0
                              1,547   Eaton Corporation                                                108,213    0.0
                              1,924   ITT Industries, Inc.                                             102,761    0.0
                              6,676   Illinois Tool Works Inc.                                         388,209    0.2
                              3,704   Ingersoll-Rand Company (Class A)                                 142,937    0.1
                                  1  +Kadant Inc.                                                           16    0.0
                              1,322  +Navistar International Corporation                                32,533    0.0
                              2,554   PACCAR Inc.                                                      128,390    0.1
                              2,755   Pall Corporation                                                  55,100    0.0
                              2,568   Parker-Hannifin Corporation                                       99,484    0.0
                                                                                                    ----------  -----
                                                                                                     1,998,651    0.7
-------------------------------------------------------------------------------------------------------------------------
Media                        97,520  +AOL Time Warner Inc.                                           1,059,067    0.4
                             12,921  +Clear Channel Communications, Inc.                               438,280    0.2
                             24,567  +Comcast Corporation (Class A)                                    702,371    0.2
                             20,760  +Comcast Corporation (Special Class A)                            570,692    0.2
                              1,951   Dow Jones & Company, Inc.                                         69,143    0.0
                              5,887   Gannett Co., Inc.                                                414,621    0.1
                              8,258   The Interpublic Group of Companies, Inc.                          76,799    0.0
                              1,621   Knight Ridder, Inc.                                               94,829    0.0
                              4,330   The McGraw-Hill Companies, Inc.                                  240,705    0.1
                              1,094   Meredith Corporation                                              41,769    0.0
                              3,505   The New York Times Company (Class A)                             151,241    0.0
                              4,077   Omnicom Group Inc.                                               220,851    0.1
                              2,360  +TMP Worldwide Inc.                                                25,323    0.0
                              6,569   Tribune Company                                                  295,671    0.1
                              4,605  +Univision Communications Inc. (Class A)                          112,869    0.0
                             39,183  +Viacom, Inc. (Class B)                                         1,430,963    0.5
                             45,961   The Walt Disney Company                                          782,256    0.3
                                                                                                    ----------  -----
                                                                                                     6,727,450    2.2
-------------------------------------------------------------------------------------------------------------------------
Metals & Mining              18,999   Alcoa Inc.                                                       368,201    0.1
                              1,816   Allegheny Technologies Incorporated                                5,266    0.0
                              3,168   Freeport-McMoRan Copper & Gold, Inc. (Class B)                    54,014    0.0
                              4,296   Newmont Mining Corporation                                       112,340    0.1
                              1,712   Nucor Corporation                                                 65,347    0.0
                              1,799  +Phelps Dodge Corporation                                          58,432    0.0
                              1,935   United States Steel Corporation                                   19,021    0.0
                              1,868   Worthington Industries, Inc.                                      22,285    0.0
                                                                                                    ----------  -----
                                                                                                       704,906    0.2
-------------------------------------------------------------------------------------------------------------------------
Multi-Utilities &            11,738  +The AES Corporation                                               42,492    0.0
Unregulated Power             6,623  +Calpine Corporation                                               21,856    0.0
                             16,938   Duke Energy Corporation                                          246,279    0.2
                              7,141   Dynegy Inc. (Class A)                                             18,638    0.0
                             11,207   El Paso Corporation                                               67,802    0.0
                              7,897  +Mirant Corporation                                                12,635    0.0
                                  1   National Grid Group PLC (ADR)**                                       31    0.0
                             11,322   The Williams Companies, Inc.                                      51,855    0.0
                                                                                                    ----------  -----
                                                                                                       461,588    0.2
-------------------------------------------------------------------------------------------------------------------------
Multiline Retail              2,435  +Big Lots, Inc.                                                    27,394    0.0
                              9,864  +Costco Wholesale Corporation                                     296,216    0.1
                              1,871   Dillard's, Inc. (Class A)                                         24,173    0.0
                              7,338   Dollar General Corporation                                        89,597    0.0
                              3,785   Family Dollar Stores, Inc.                                       116,881    0.0
                              4,362  +Federated Department Stores, Inc.                                122,223    0.0
                              5,766   J.C. Penney Company, Inc.                                        113,244    0.0
                              7,294  +Kohl's Corporation                                               412,695    0.2
                              6,544   The May Department Stores Company                                130,160    0.1
                              2,961   Nordstrom, Inc.                                                   47,968    0.0
                              7,231   Sears, Roebuck & Co.                                             174,629    0.1
                             19,791   Target Corporation                                               579,085    0.2
                             97,208   Wal-Mart Stores, Inc.                                          5,057,732    1.7
                                                                                                    ----------  -----
                                                                                                     7,191,997    2.4
-------------------------------------------------------------------------------------------------------------------------
Office Electronics           15,281  +Xerox Corporation                                                132,945    0.0
-------------------------------------------------------------------------------------------------------------------------
Oil & Gas                     1,957   Amerada Hess Corporation                                          86,617    0.0
                              5,470   Anadarko Petroleum Corporation                                   248,885    0.1
                              3,144   Apache Corporation                                               194,092    0.1
                              1,562   Ashland Inc.                                                      46,345    0.0
                              4,655   Burlington Resources Inc.                                        222,090    0.1
                             23,541   ChevronTexaco Corporation                                      1,521,926    0.5
                             14,788   ConocoPhillips                                                   792,637    0.3
                              2,885   Devon Energy Corporation                                         139,115    0.0
                              2,600   EOG Resources, Inc.                                              102,856    0.0
                            150,868   ExxonMobil Corporation                                         5,272,837    1.8
                              2,171   Kerr-McGee Corporation                                            88,164    0.0
                              6,860   Marathon Oil Corporation                                         164,434    0.1
                              8,221   Occidental Petroleum Corporation                                 246,301    0.1
                              1,845   Sunoco, Inc.                                                      67,472    0.0
                              5,368   Unocal Corporation                                               141,232    0.0
                                                                                                    ----------  -----
                                                                                                     9,335,003    3.1
-------------------------------------------------------------------------------------------------------------------------


                                    12 & 13

                      The S&P 500(R) Protected Equity Fund, Inc., March 31, 2003

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                             Shares                                                                            Percent of
Industry*                     Held                      Common Stocks                                  Value   Net Assets
=========================================================================================================================
Paper & Forest                1,313   Boise Cascade Corporation                                     $   28,689    0.0%
Products                      4,965   Georgia-Pacific Group                                             69,014    0.0
                             10,636   International Paper Company                                      359,497    0.2
                              2,314  +Louisiana-Pacific Corporation                                     18,350    0.0
                              4,362   MeadWestvaco Corporation                                          99,366    0.0
                              4,736   Weyerhaeuser Company                                             226,523    0.1
                                                                                                    ----------  -----
                                                                                                       801,439    0.3
-------------------------------------------------------------------------------------------------------------------------
Personal Products             1,285   Alberto-Culver Company (Class B)                                  63,325    0.0
                              5,239   Avon Products, Inc.                                              298,885    0.1
                             23,273   The Gillette Company                                             720,067    0.3
                                                                                                    ----------  -----
                                                                                                     1,082,277    0.4
-------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals              34,091   Abbott Laboratories                                            1,282,163    0.4
                              2,887   Allergan Inc.                                                    196,922    0.1
                             42,777   Bristol-Myers Squibb Company                                     903,878    0.3
                             24,737   Eli Lilly and Company                                          1,413,720    0.5
                              7,840  +Forest Laboratories, Inc.                                        423,125    0.1
                             64,984   Johnson & Johnson                                              3,760,624    1.3
                              5,336  +King Pharmaceuticals, Inc.                                        63,658    0.0
                             50,470   Merck & Co., Inc.                                              2,764,747    0.9
                            136,449   Pfizer Inc.                                                    4,251,751    1.4
                             28,635   Pharmacia Corporation                                          1,239,896    0.4
                             32,203   Schering-Plough Corporation                                      574,179    0.2
                              2,326  +Watson Pharmaceuticals, Inc.                                      66,919    0.0
                             28,957   Wyeth                                                          1,095,154    0.4
                                                                                                    ----------  -----
                                                                                                    18,036,736    6.0
-------------------------------------------------------------------------------------------------------------------------
Real Estate                   8,800   Equity Office Properties Trust                                   223,960    0.1
-------------------------------------------------------------------------------------------------------------------------
Road & Rail                   8,622   Burlington Northern Santa Fe Corp.                               214,688    0.1
                              4,695   CSX Corporation                                                  133,901    0.0
                              8,456   Norfolk Southern Corporation                                     156,943    0.1
                              5,476   Union Pacific Corporation                                        301,180    0.1
                                                                                                    ----------  -----
                                                                                                       806,712    0.3
-------------------------------------------------------------------------------------------------------------------------
Semiconductor                 7,576  +Advanced Micro Devices, Inc.                                      46,820    0.0
Equipment &                   8,513  +Altera Corporation                                               115,266    0.0
Products                      7,987  +Analog Devices, Inc.                                             219,643    0.1
                             35,846  +Applied Materials, Inc.                                          450,943    0.2
                              6,597  +Applied Micro Circuits Corporation                                21,506    0.0
                              5,725  +Broadcom Corporation (Class A)                                    70,704    0.0
                            148,021   Intel Corporation                                              2,409,782    0.8
                              4,106  +KLA-Tencor Corporation                                           147,578    0.1
                              7,908  +LSI Logic Corporation                                             35,744    0.0
                              7,004   Linear Technology Corporation                                    216,213    0.1
                              7,204   Maxim Integrated Products, Inc.                                  260,208    0.1
                             13,114  +Micron Technology, Inc.                                          106,748    0.0
                              3,835  +National Semiconductor Corporation                                65,348    0.0
                              3,070  +Novellus Systems, Inc.                                            83,719    0.0
                              3,610  +PMC--Sierra, Inc.                                                  21,480    0.0
                              2,010  +QLogic Corporation                                                74,651    0.0
                              3,818  +Teradyne, Inc.                                                    44,442    0.0
                             38,210   Texas Instruments Incorporated                                   625,498    0.2
                              7,260  +Xilinx, Inc.                                                     169,957    0.1
                                                                                                    ----------  -----
                                                                                                     5,186,250    1.7
-------------------------------------------------------------------------------------------------------------------------
Software                      5,311   Adobe Systems Incorporated                                       163,738    0.1
                              2,372   Autodesk, Inc.                                                    36,197    0.0
                              5,385  +BMC Software, Inc.                                                81,260    0.0
                              4,129  +Citrix Systems, Inc.                                              54,338    0.0
                             12,728   Computer Associates International, Inc.                          173,864    0.1
                              8,118  +Compuware Corporation                                             27,520    0.0
                              4,540  +Intuit Inc.                                                      168,888    0.1
                              1,830  +Mercury Interactive Corporation                                   54,314    0.0
                            235,726   Microsoft Corporation (a)                                      5,706,926    1.9
                              7,920  +Novell, Inc.                                                      17,028    0.0
                            116,558  +Oracle Corporation                                             1,264,538    0.4
                              5,874  +Parametric Technology Corporation                                 12,747    0.0
                              6,471  +PeopleSoft, Inc.                                                  99,006    0.0
                              9,974  +Siebel Systems, Inc.                                              79,892    0.0
                              8,747  +VERITAS Software Corporation                                     153,772    0.1
                                                                                                    ----------  -----
                                                                                                     8,094,028    2.7
-------------------------------------------------------------------------------------------------------------------------
Specialty Retail              2,465  +AutoZone, Inc.                                                   169,370    0.1
                              6,330  +Bed Bath & Beyond Inc.                                           218,638    0.1
                              6,886  +Best Buy Co., Inc.                                               185,716    0.1
                              4,523   Circuit City Stores--Circuit City Group                           23,520    0.0
                             18,918   The Gap, Inc.                                                    274,122    0.1
                             51,365   The Home Depot, Inc.                                           1,251,251    0.4
                              9,403   The Limited, Inc.                                                121,017    0.0
                             16,920   Lowe's Companies, Inc.                                           690,674    0.2
                              6,583  +Office Depot, Inc.                                                77,877    0.0
                              4,082   RadioShack Corporation                                            90,988    0.0
                              3,448   The Sherwin-Williams Company                                      91,131    0.0
                             10,034  +Staples, Inc.                                                    183,923    0.1
                             12,430   The TJX Companies, Inc.                                          218,768    0.1
                              3,264   Tiffany & Co.                                                     81,600    0.0
                              4,362  +Toys 'R' Us, Inc.                                                 36,510    0.0
                                                                                                    ----------  -----
                                                                                                     3,715,105    1.2
-------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel &           2,286   Liz Claiborne, Inc.                                               70,683    0.0
Luxury Goods                  5,924   Nike, Inc. (Class B)                                             304,612    0.2
                              1,292  +Reebok International Ltd.                                         42,442    0.0
                              2,465   V. F. Corporation                                                 92,758    0.0
                                                                                                    ----------  -----
                                                                                                       510,495    0.2
-------------------------------------------------------------------------------------------------------------------------


                                    14 & 15

                      The S&P 500(R) Protected Equity Fund, Inc., March 31, 2003

SCHEDULE OF INVESTMENTS (concluded)                            (in U.S. dollars)

                             Shares                                                                            Percent of
Industry*                     Held                      Common Stocks                                  Value   Net Assets
=========================================================================================================================
Tobacco                      46,016   Altria Group, Inc.                                          $  1,378,639    0.5%
                              3,605   UST Inc.                                                          99,498    0.0
                                                                                                  ------------  -----
                                                                                                     1,478,137    0.5
-------------------------------------------------------------------------------------------------------------------------
Trading Companies &           2,049   W. W. Grainger, Inc.                                              87,902    0.0
Distributors
-------------------------------------------------------------------------------------------------------------------------
Wireless                     56,038  +AT&T Wireless Services Inc.                                      369,851    0.1
Telecommunication            16,833  +Nextel Communications, Inc. (Class A)                            225,394    0.1
Services                     20,600  +Sprint Corp. (PCS Group)                                          89,816    0.0
                                                                                                  ------------  -----
                                                                                                       685,061    0.2
=========================================================================================================================
                                      Total Common Stocks (Cost--$254,513,695)                     165,378,198   55.2
=========================================================================================================================

                           Beneficial
                            Interest                Short-Term Securities
=========================================================================================================================
                         $4,716,464   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (b)    4,716,464    1.6
-------------------------------------------------------------------------------------------------------------------------
                                      Total Short-Term Securities (Cost--$4,716,464)                 4,716,464    1.6
=========================================================================================================================

                         Shares Subject
                           To Options                       Issue
=========================================================================================================================
Put Options                 232,484   S&P European, expiring October 2007 at $1,639                129,719,282   43.3
Purchased
-------------------------------------------------------------------------------------------------------------------------
                                      Total Options Purchased (Cost--$44,408,620)                  129,719,282   43.3
=========================================================================================================================
Total Investments (Cost--$303,638,779)                                                             299,813,944  100.1

Variation Margin on Financial Futures Contracts***                                                     (79,500)   0.0

Liabilities in Excess of Other Assets                                                                 (290,808)  (0.1)
                                                                                                  ------------  -----
Net Assets                                                                                        $299,443,636  100.0%
                                                                                                  ============  =====
=========================================================================================================================

(a) All or a portion of security held as collateral in connection with open financial futures contracts.
(b) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

      -------------------------------------------------------------------------
                                                             Net       Interest
      Affiliate                                           Activity      Income
      -------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
      Cash Sweep Series I                                $4,716,464     $20,155
      -------------------------------------------------------------------------

* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
**    American Depositary Receipts.
*** Financial futures contracts purchased as of March 31, 2003 were as follows:

      -------------------------------------------------------------------------
      Number of                                     Expiration
      Contracts                 Issue                  Date            Value
      -------------------------------------------------------------------------

          20                S&P 500 Index            June 2003       $4,235,000
      -------------------------------------------------------------------------
      Total Financial Futures Contracts Purchased
      (Total Contract Price--$4,324,653)                             $4,235,000
                                                                     ==========
      -------------------------------------------------------------------------

+     Non-income producing security.

See Notes to Financial Statements.

STATEMENT OF ASSETS, LIABILITIES AND CAPITAL

                         As of March 31, 2003
===================================================================================================================================
Assets:                  Investments, at value (identified cost--$259,230,159) ....................                   $ 170,094,662
                         Options purchased, at value (cost--$44,408,620) ..........................                     129,719,282
                         Cash .....................................................................                             299
                         Receivables:
                           Securities sold ........................................................    $   238,220
                           Dividends ..............................................................        227,979
                           Interest ...............................................................          4,784          470,983
                                                                                                       -----------
                         Prepaid expenses and other assets ........................................                           7,542
                                                                                                                      -------------
                         Total assets .............................................................                     300,292,768
                                                                                                                      -------------
===================================================================================================================================
Liabilities:             Payables:
                           Investment adviser .....................................................        769,632
                           Variation margin .......................................................         79,500
                                                                                                       -----------
                         Total liabilities ........................................................                         849,132
                                                                                                                      -------------
===================================================================================================================================
Net Assets:              Net assets ...............................................................                   $ 299,443,636
                                                                                                                      =============
===================================================================================================================================
Capital:                 Common Stock, par value $.10 per share, 200,000,000 shares authorized ....                   $   3,151,000
                         Paid-in capital in excess of par .........................................                     311,948,996
                         Undistributed investment income--net .....................................    $    38,907
                         Accumulated realized capital losses on investments--net ..................    (11,780,779)
                         Unrealized depreciation on investments--net ..............................     (3,914,488)
                                                                                                       -----------
                         Total accumulated losses--net ............................................                     (15,656,360)
                                                                                                                      -------------
                         Total Capital--Equivalent to $9.50 per share based on 31,510,000 shares of
                         Common Stock outstanding (market price--$8.60) ...........................                   $ 299,443,636
                                                                                                                      =============
===================================================================================================================================

      See Notes to Financial Statements.


                                     16 & 17

                      The S&P 500(R) Protected Equity Fund, Inc., March 31, 2003

STATEMENT OF OPERATIONS

                         For the Six Months Ended March 31, 2003
=================================================================================================================================
Investment               Dividends ...........................................................                      $   1,615,151
Income:                  Interest ............................................................                             28,596
                         Securities lending--net .............................................                                 17
                                                                                                                    -------------
                         Total income ........................................................                          1,643,764
                                                                                                                    -------------
=================================================================================================================================
Expenses:                Investment advisory fees ............................................    $   1,478,248
                         Directors' fees and expenses ........................................           18,643
                                                                                                  -------------
                         Total expenses ......................................................                          1,496,891
                                                                                                                    -------------
                         Investment income--net ..............................................                            146,873
                                                                                                                    -------------
=================================================================================================================================
Realized &               Realized loss on investments--net ...................................                           (736,545)
Unrealized Gain (Loss)   Change in unrealized appreciation/depreciation on investments--net ..                          6,934,154
On Investments--Net:                                                                                                -------------
                         Total realized and unrealized gain on investments--net ..............                          6,197,609
                                                                                                                    -------------
                         Net Increase in Net Assets Resulting from Operations ................                      $   6,344,482
                                                                                                                    =============
=================================================================================================================================

      See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  For the Six         For the
                                                                                                 Months Ended       Year Ended
                                                                                                   March 31,       September 30,
                         Increase (Decrease) in Net Assets:                                          2003              2002
===============================================================================================================================
Operations:              Investment income--net ............................................    $     146,873     $     258,156
                         Realized loss on investments--net .................................         (736,545)       (9,764,225)
                         Change in unrealized appreciation/depreciation on investments--net         6,934,154        23,544,736
                                                                                                -------------     -------------
                         Net increase in net assets resulting from operations ..............        6,344,482        14,038,667
                                                                                                -------------     -------------
===============================================================================================================================
Dividends to             Investment income--net ............................................         (315,005)         (190,667)
Shareholders:                                                                                   -------------     -------------
                         Net decrease in net assets resulting from dividends to shareholders         (315,005)         (190,667)
                                                                                                -------------     -------------
===============================================================================================================================
Net Assets:              Total increase in net assets ......................................        6,029,477        13,848,000
                         Beginning of period ...............................................      293,414,159       279,566,159
                                                                                                -------------     -------------
                         End of period* ....................................................    $ 299,443,636     $ 293,414,159
                                                                                                =============     =============
===============================================================================================================================
                       * Undistributed investment income--net ..............................    $      38,907     $     207,039
                                                                                                =============     =============
===============================================================================================================================

      See Notes to Financial Statements.


                                    18 & 19

                      The S&P 500(R) Protected Equity Fund, Inc., March 31, 2003

FINANCIAL HIGHLIGHTS


                      The following per share data and ratios have                                                     For the
                      been derived from information provided in the            For the Six     For the Year Ended      Period
                      financial statements.                                   Months Ended        September 30,      Nov. 3, 1999+
                                                                                 March 31,   ----------------------  to Sept. 30,
                      Increase (Decrease) in Net Asset Value:                      2003         2002         2001         2000
================================================================================================================================
Per Share Operating   Net asset value, beginning of period ...................  $    9.31    $    8.87    $   10.16    $   10.00
Performance:                                                                    ---------    ---------    ---------    ---------
                        Investment income--net ...............................         --++@       .02           --@         .01
                        Realized and unrealized gain (loss) on
                        investments--net .....................................        .20          .43        (1.28)         .15
                                                                                ---------    ---------    ---------    ---------
                      Total from investment operations .......................        .20          .45        (1.28)         .16
                                                                                ---------    ---------    ---------    ---------
                      Less dividends from investment income--net .............       (.01)        (.01)        (.01)          --
                                                                                ---------    ---------    ---------    ---------
                      Net asset value, end of period .........................  $    9.50    $    9.31    $    8.87    $   10.16
                                                                                ---------    ---------    ---------    ---------
                      Market price per share, end of period ..................  $    8.60    $    8.35    $    8.45    $    9.25
                                                                                =========    =========    =========    =========
================================================================================================================================
Total Investment      Based on net asset value per share .....................       2.04%@@      4.96%      (12.70%)       1.60%@@
Return:**                                                                       =========    =========    =========    =========
                      Based on market price per share ........................       2.99%@@     (1.18%)      (8.65%)      (7.50%)@@
                                                                                =========    =========    =========    =========
================================================================================================================================
Ratios to Average     Expenses ...............................................       1.01%*       1.02%        1.01%        1.00%*
Net Assets:                                                                     =========    =========    =========    =========
                      Investment income--net .................................        .10%*        .09%         .06%         .12%*
                                                                                =========    =========    =========    =========
================================================================================================================================
Supplemental          Net assets, end of period (in thousands) ...............  $ 299,444    $ 293,414    $ 279,566    $ 320,026
Data::                                                                          =========    =========    =========    =========
                      Portfolio turnover .....................................        .01%         .71%        3.59%        7.60%
                                                                                =========    =========    =========    =========
================================================================================================================================

*     Annualized.
** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.
+     Commencement of operations.
++    Based on average shares outstanding.
@     Amount is less than $.01 per share.
@@    Aggregate total investment return.

      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

The S&P 500(R) Protected Equity Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, fixed-term, closed-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The Fund is anticipated to terminate on or about November 30, 2007. The Fund determines and makes available for publication the net asset value of its Common Stock on a weekly basis. The Fund's Common Stock is listed on the NASDAQ under the symbol PEFX. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Portfolio securities are valued on the basis of prices furnished by one or more pricing services which determine prices for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. In certain circumstances, portfolio securities are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales during the day. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). At inception, the Fund purchased three seven-year European-style put options from three independent counterparties. For valuation purposes, the Fund obtains a bid price from each of the three counterparties. The average of these three bid prices is used to value each of the three put options. Obligations with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value, unless this method no longer produces fair valuations. Rights or warrants to acquire stock, or stock acquired pursuant to the exercise of a right or warrant, may be valued taking into account various factors such as original cost to the Fund, earnings and net worth of the issuer, market prices for securities of similar issuers, assessment of the issuer's future prosperity, liquidation value or third party transactions involving the issuer's securities. Securities and all other assets for which there exist no price quotations or valuations, including put contracts and futures contracts and related options, are valued at fair value as determined in good faith by or on behalf of the Board of Directors of the Fund. Occasionally, events affecting the values of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the market on which such security trades) and the close of business on the NYSE. If events (for example, company announcement, natural disasters, market volatility) occur during such periods that are expected to materially affect the value for such securities, those securities may be valued at their fair market value as determined in good faith by the Fund's Board of Directors or by the investment adviser using a pricing service and/or procedures approved by the Board of Directors of the Fund.

(b) Derivative financial instruments -- The Fund may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Fund's index. Losses may arise due to changes in the value of the contract or if the counter party does not perform under the contract.

o Financial futures contracts -- The Fund may purchase or sell financial futures contracts and options on such futures contracts as a hedge against adverse changes in the interest rate. A futures contract is an agreement between two parties to buy and sell a security, respectively, for a set price at a future date. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by


                                    20 & 21

                      The S&P 500(R) Protected Equity Fund, Inc., March 31, 2003

NOTES TO FINANCIAL STATEMENTS (concluded)

the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Fund can purchase privately negotiated put option contracts intended to protect the Fund's initial net asset value. In addition to the put option contracts, the Fund is authorized to write covered call options and purchase put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the exdividend dates.

(f) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund will pay a fee on a quarterly basis in arrears at an annual rate equal to 1.0% of the average daily value of the Fund's net assets. To the extent that cash or cash equivalents are not sufficient to pay all of the investment advisory fee at the conclusion of a quarterly period, MLIM will defer collecting the portion of the investment advisory fee not covered by such available cash or cash equivalents. The Fund will not pay MLIM any interest on any deferred investment advisory fees.

MLIM will bear all of the Fund's ordinary operating expenses, including administration, custodial, transfer agency, legal, auditing and accounting fees.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. Pursuant to that order, the Fund also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by MLIM or its affiliates. For the six months ended March 31, 2003, MLIM, LLC received $7 in securities lending agent fees.

Certain officers and/or directors of the Fund are officers and/or directors of MLIM, PSI, MLPF&S, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2003 were $14,235 and $892,198, respectively.

Net realized losses for the six months ended March 31, 2003 and net unrealized gains (losses) as of March 31, 2003 were as follows:

-------------------------------------------------------------------------------
                                                Realized            Unrealized
                                                 Losses           Gains (Losses)
-------------------------------------------------------------------------------
Long-term investments ................        $   (622,322)        $(89,135,497)
Options purchased ....................                  --           85,310,662
Financial futures contracts ..........            (114,223)             (89,653)
                                              ------------         ------------
Total ................................        $   (736,545)        $ (3,914,488)
                                              ============         ============
-------------------------------------------------------------------------------

As of March 31, 2003, net unrealized depreciation for Federal income tax purposes aggregated $3,896,396, of which $95,311,017 related to appreciated securities and $99,207,413 related to depreciated securities. The aggregate cost of investments, including options purchased, at March 31, 2003 for Federal income tax purposes was $303,710,340.

4. Common Stock Transactions:

The Fund is authorized to issue 200,000,000 shares of Common Stock, par value $.10 per share. Shares issued and outstanding during the six months ended March 31, 2003 and the year ended September 30, 2002 remained constant.

5. Capital Loss Carryforward:

On September 30, 2002, the Fund had a net capital loss carryforward of $1,824,242, of which $29,263 expires in 2008 and $1,794,979 expires in 2010.
This amount will be available to offset like amounts of any future taxable gains.


                                    22 & 23

[LOGO] Merrill Lynch Investment Managers
                                                              [GRAPHICS OMITTED]

The S&P 500(R) Protected Equity Fund, Inc. invests in a portfolio primarily of the common stocks of substantially all of the companies represented in the S&P 500 and privately negotiated put options contracts intended to protect the Fund's initial net asset value at the maturity date by limiting the risk of loss caused by a decline in the market value of the Fund's common stock portfolio.

This report, including the financial information herein, is transmitted to shareholders of The S&P 500(R) Protected Equity Fund, Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

The S&P 500(R) Protected Equity Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper             #SPPEQ--3/03

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 - Disclose annually only (not answered until December 15, 2003)

      (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

      (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

      (e)(2) Disclose the percentage of services described in each of paragraphs
             (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

      (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

      (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

      (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees.

         (Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A (not answered until July 1, 2003)

Item 8 -- Reserved

Item 9(a) - Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph. N/A (not answered until July 15, 2003 and only annually for funds)

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act.
        Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The S&P 500 Protected Equity Fund, Inc.


By: /s/ Terry K. Glenn
    ---------------------------------------
    Terry K. Glenn,
    President of
    The S&P 500 Protected Equity Fund, Inc.

Date: May 21, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Terry K. Glenn
    ---------------------------------------
    Terry K. Glenn,
    President of
    The S&P 500 Protected Equity Fund, Inc.

Date: May 21, 2003

By: /s/ Donald C. Burke
    ---------------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    The S&P 500 Protected Equity Fund, Inc.

Date: May 21, 2003

Attached hereto as an exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.